Financial Risks - Schedule of Parallel Movement of Yield Curve (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
100 bps increase - Yield curve [member] | Insurance and reinsurance liabilities [member]
Effect of changes in interest rates [Line items]
CSM	€ 126	€ 185
Net result	1,008	1,149
Shareholders' equity	4,158	4,123
100 bps increase - Yield curve [member] | Financial instruments [member]
Effect of changes in interest rates [Line items]
Net result	(114)	(153)
Shareholders' equity	(652)	(605)
100 bps increase - Yield curve [member] | Insurance and reinsurance assets [member]
Effect of changes in interest rates [Line items]
CSM	(4)	(2)
Net result	(1,029)	(1,217)
Shareholders' equity	(3,876)	(4,190)
100 bps decrease - Yield curve [member] | Insurance and reinsurance liabilities [member]
Effect of changes in interest rates [Line items]
CSM	(133)	(208)
Net result	(1,306)	(1,480)
Shareholders' equity	(5,303)	(5,527)
100 bps decrease - Yield curve [member] | Financial instruments [member]
Effect of changes in interest rates [Line items]
Net result	35	55
Shareholders' equity	655	570
100 bps decrease - Yield curve [member] | Insurance and reinsurance assets [member]
Effect of changes in interest rates [Line items]
CSM	6	4
Net result	1,258	1,482
Shareholders' equity	€ 4,625	€ 5,149